Summary of Share Based Payment Award Other Than Option (Detail) - 12 months ended Sep. 30, 2014 - $ / shares	Total
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted, Nonvested, Number	550,481
Nonvested, ending balance	550,481
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Granted, weighted average grant date fair value	$ 17.00
Nonvested weighted average grant date fair value, ending balance	$ 17.00
2006 Unit Plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning balance	1,395,984
Granted, Nonvested, Number	303,710
Forfeited, Nonvested, Number	25,894
Vested, Nonvested, Number	249,504
Nonvested, ending balance	1,424,296
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested weighted average grant date fair value, beginning balance	$ 0.57
Granted, weighted average grant date fair value	1.12
Forfeited, weighted average grant date fair value	2.13
Vested, weighted average grant date fair value	2.68
Nonvested weighted average grant date fair value, ending balance	$ 0.29